CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, SBI NEO Technology A Investment LPS, or SBI (Details) - SBI - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Payments to acquire investments						$ 600	$ 700	$ 700	$ 500
Ownership interest (as a percent)	2.00%
Cash received from investment which was recorded as a reduction to offset the investment		$ 500	$ 700	$ 260	$ 100
Wrote off investment amount			$ 200
Carrying amount of the investment		$ 0